Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000034167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	$ 9,425		$ 9,569	$ 11,022	$ 12,691	$ 12,266	$ 12,396	$ 17,511	$ 18,687	$ 18,245	$ 23,935	$ 26,965
C000034168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,080	11,526	13,170	12,630	12,676	17,769	18,815	18,232	23,742	26,543
C000034169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,179	11,762	13,574	13,150	13,323	18,871	20,186	19,758	25,985	29,340
C000130467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,018,544	1,180,765	1,363,669	1,323,498	1,341,857	1,900,811	2,033,175	1,990,801	2,619,416	2,959,077
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 10,171	$ 11,946	$ 13,664	$ 14,180	$ 15,999	$ 22,449	$ 22,381	$ 23,037	$ 29,527	$ 33,518